Schedule of future minimum lease payments under non-cancellable operating lease (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Leases
2026 remaining	$ 15,796	$ 20,443
2027	31,592	40,885
2028	5,479	7,090
Total future minimum lease payments	52,867	68,418
Less imputed interest	(1,939)	(2,510)
Present value of operating lease liabilities	50,927	65,908	$ 14,053
Less: current portion	(29,995)	(38,818)	(11,921)
Long-term portion	20,932	27,090	2,132
Long-term portion	$ 20,932	$ 27,090	$ 2,132